Intangible Assets, Net	12 Months Ended
May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	248	241
Intangible assets with finite lives:
Trademark	1,293	2,976
Courseware	47	122
Student base	1,978	2,995
Favorable lease	713	689
License	415	415

	4,694	7,438

Accumulated amortization:
Trademark	(383)	(581)
Courseware	(47)	(58)
Student base	(1,404)	(2,455)
Favorable lease	(123)	(199)
License	(119)	(140)

	(2,076)	(3,433)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	248	241
Intangible assets with definite lives:
Trademark	910	2,395
Courseware	—	64
Student base	574	540
Favorable lease	590	490
License	296	275

	2,618	4,005

Amortization expenses for the intangible assets for the years ended May 31, 2015, 2016 and 2017, were US$607, US$1,122 and US$1,419, respectively. As of May 31, 2017, the Group expects to record amortization expenses related to intangible assets US$963, US$400, US$380, US$368 and US$368 for the years ended May 31, 2018, 2019, 2020, 2021, 2022, respectively, and US$1,526 thereafter.